Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12:- SUBSEQUENT EVENTS

On November 1, 2024, the Company commenced an underwritten public offering (the “Offering”) of an aggregate of (i) 4,293,957 ordinary shares, par value NIS 0.000216 per share, of the Company, (ii) prefunded warrants to purchase up to an aggregate of 3,956,043 ordinary shares, (iii) Tranche A Warrants to purchase up to an aggregate of 8,250,000 ordinary shares, and (iv) Tranche B Warrants to purchase up to an aggregate of 8,250,000 ordinary shares. Each share or pre-funded warrant, as applicable, was sold together with one Tranche A Warrant to purchase one ordinary share and one Tranche B warrant to purchase one ordinary share.

The net proceeds from the Offering, after deducting underwriting discounts and commissions and offering expenses payable by the Company, were approximately $14.1 million. The potential additional gross proceeds to the Company from the Tranche A Warrants and Tranche B Warrants, if fully exercised on a cash basis, will be approximately $34.4 million.